Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Energy Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Energy Fund - Class A
Expense Example, No Redemption:
1 Year	$ 669
3 Years	869
5 Years	1,086
10 Years	1,707
Fidelity Advisor Energy Fund - Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	1,842
Fidelity Advisor Energy Fund - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Energy Fund - Class I
Expense Example, No Redemption:
1 Year	73
3 Years	227
5 Years	395
10 Years	883
Fidelity Advisor Energy Fund - Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726